Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Cost:
Cost of property, plant and equipment	$ 369,566	$ 364,598
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	216,521	213,182
Depreciated cost	153,045	151,416
Land [Member]
Cost:
Cost of property, plant and equipment	8,454	8,821
Buildings [Member]
Cost:
Cost of property, plant and equipment	147,242	148,881
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	55,037	52,615
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	2,289	2,114
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	1,216	1,250
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	173,680	165,003
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	125,484	124,484
Computer Equipment [Member]
Cost:
Cost of property, plant and equipment	28,304	28,329
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	27,017	27,117
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	235	247
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	185	170
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	9,006	9,216
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	7,582	7,546
Advances for Property and Equipment [Member]
Cost:
Cost of property, plant and equipment	$ 356	$ 1,987